Loan Number	Loan ID	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
81747621		1 of 3	XXXX	XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21971762	The loan is in compliance with all applicable laws and regulations.					1	1	3	2
81747621	2 of 3	XXXX	XXXX	Credit	Appraisal Misc	21971759	There are additional appraisal findings. The Appraiser commented the subject property has debris and trash scattered and piled, which can pose a health and safety concern if not cleared our and removed due to inability to safely traverse the residence in case of emergency. Also, the Appraiser commented the subject property appeared to be a group home as evidenced in the pictures including a coin operated washer and dryer, which would also be a health and safety concern with multiple people living among the debris and trash. In addition, the exterior was also showing trash, debris and abandoned or broken down vehicles, which can also pose a health and safety concern. The Appraisal reflected the cost to cure is $XXXX, and the loan file did not contain a Final Inspection evidencing the health and safety concerns regarding the property have been cured.	Upheld	Rebuttal 1 (XXXX)
The cost to cure provided was acceptable in determining what the monetary amount would need to be in order to cure the issue. The borrower received $XXXX cash in hand at closing which significantly outpaced the amount needed for clean-up. Additionally, the mere presence of a perceived coin operated washing machine does not mean that the subject is automatically considered a group home. That is an assumption that is outside the scope of a collateral review. We could just as easily assume the monetary aspect is no longer functional. At XXXX% LTV we simply deemed this a collateral issue cured by a cost to cure and a significant amount of cash in hand.

											Response 1 XXXX Issues with property clean-up, cost to cure and laundry were noted by the origination appraiser. Compensating Factors: FICO of XXXX with extensive mortgage history with only 1x30 day late in XXXX, cash back at closing of XXXX, borrower owned and occupied subject for XXXX years, borrower has been self-employed for the last XXXX years, and LTV of XXXX. Upgraded to EV2. (Upheld)		3	2	3	2
81747621		3 of 3	XXXX	XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	21971755	The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guides.					1	1	3	2
51258975		1 of 3	XXXX	XXXX	Compliance	CHARM Booklet - Late	21978516	There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)					2	2	2	2
51258975		2 of 3	XXXX	XXXX	Credit	The loan meets all applicable credit guidelines	21979004	The loan meets all applicable credit guidelines.					1	1	2	2
51258975		3 of 3	XXXX	XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	21979001	The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guides.					1	1	2	2
50419195		1 of 4	XXXX	XXXX	Compliance	CHARM Booklet - Late	21983076	CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).					2	2	2	2
50419195		2 of 4	XXXX	XXXX	Compliance	Tool Kit- late	21983077	Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX					2	2	2	2
50419195		3 of 4	XXXX	XXXX	Credit	The loan meets all applicable credit guidelines	21983584	The loan meets all applicable credit guidelines.					1	1	2	2
50419195		4 of 4	XXXX	XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	21983583	The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guides.					1	1	2	2
76249718		1 of 4	XXXX	XXXX	Compliance	CHARM Booklet - Late	21979491	CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).					2	2	2	2
76249718		2 of 4	XXXX	XXXX	Compliance	TRID CD- Closing Information/Closing Date	21979482	The PCCD issued on, XXXX, does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).					2	2	2	2
76249718		3 of 4	XXXX	XXXX	Credit	Program Parameters	21979993	Per guidelines, a 24 month recent mortgage history is required for the 1 month bank statement program. The XXXX reflected the most recent mortgage history for the borrowers as of XXXX covering 62 months. Per the loan approval, an exception and increase in rate was requested for the borrower's lack of a recent 24 month recent mortgage history. Compensating Factors: Borrowers have resided in the subject property for 2 years and the property was free and clear, DTI of XXXX, residual income of XXXX, FICO of XXXX, borrower has been self-employed for 12 years, co-borrower has been with current employer for 15 years and in the same profession for 30 years. Upgraded to EV2.					2	2	2	2
76249718		4 of 4	XXXX	XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	21979988	The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guides.					1	1	2	2
92381751		1 of 6	XXXX	XXXX	Compliance	CHARM Booklet - Late	21983121	CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)					2	2	2	2
92381751		2 of 6	XXXX	XXXX	Compliance	HPML Testing Cited (Meets Lender Requirements)	21983123	This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XXXX, which exceeds the APR threshold of, XXXX, by XXXX. The loan met the Escrow and Appraisal requirement.					1	1	2	2
92381751		3 of 6	XXXX	XXXX	Compliance	Tool Kit- late	21983122	Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XXXX					2	2	2	2
92381751		4 of 6	XXXX	XXXX	Compliance	TRID CD- Closing Information/Closing Date	21983104	The PCCD issued on, XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).					2	2	2	2
92381751		5 of 6	XXXX	XXXX	Credit	The loan meets all applicable credit guidelines	21983630	The loan meets all applicable credit guidelines.					1	1	2	2
92381751		6 of 6	XXXX	XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	21983629	The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guides.					1	1	2	2
30972641		1 of 3	XXXX	XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21983174	The loan is in compliance with all applicable laws and regulations.					1	1	1	1
30972641		2 of 3	XXXX	XXXX	Credit	The loan meets all applicable credit guidelines	21983768	The loan meets all applicable credit guidelines.					1	1	1	1
30972641		3 of 3	XXXX	XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	21983767	The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guides.					1	1	1	1
23421643		1 of 3	XXXX	XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21983845	The loan is in compliance with all applicable laws and regulations.					1	1	1	1
23421643		2 of 3	XXXX	XXXX	Credit	The loan meets all applicable credit guidelines	21983810	The loan meets all applicable credit guidelines.					1	1	1	1
23421643		3 of 3	XXXX	XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	21983809	The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guides.					1	1	1	1
41361126		1 of 4	XXXX	XXXX	Compliance	HPML Testing Cited (Meets Lender Requirements)	21961022	This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XXXX%, which exceeds the APR threshold of XXXX% by XXXX%. The loan met the Escrow and Appraisal requirement.					1	1	3	2
41361126	2 of 4	XXXX	XXXX	Credit	Debts	21960994	The Borrower indicated on the loan application that he was XXXX and had no responsibility for payment of alimony/child support; however, the loan file contains a Final Dissolution that reflected the Borrower had two minor children and a Motion to Bifurcate was court ordered. Bifurcate is a civil case that is in separate proceedings, and in divorce cases permits a divorce to be finalized with dealing with settlement and negotiations to be addressed after the dissolution. The Borrower's children are currently XXXX and XXXX, and the Settlement Agreement is missing from the loan file to evidence if the Borrower is responsible for child support and/or alimony payments.	Upheld	Rebuttal 1 XXXX
After receiving the above material exception, CSC asked the borrower to provide a Settlement Agreement. The borrower indicated via email that there was no such Settlement Agreement. It is to be noted that an email was provided from the borrower which stated, "I have two children but I'm not court ordered to pay any certain amount. I do pay XXXX a month to help." The borrower and his ex-wife are residents of XXXX and all court documents are made available online. Upon further research on the XXXX Clerk website XXXX), CSC was unable to locate a settlement agreement entered after the date of the Divorce Decree. This corroborates the claim made by the borrower that there is no settlement statement. Since the existence of a Settlement Agreement is speculative by Digital Risk, and we have a confirmation from the borrower that a court order to pay child support does not exist, we ask that the facts presented in this rebuttal be considered sufficient to downgrade the existing exception to Non-Material.

											Response 1 XXXX Youngest child is XXXX however no substantial documentation was obtained or provided to verify required child support payments. Compensating Factors: DTI of XXXX, residual income of XXXX, borrower has been self-employed for XXXX years and FICO of XXXX with no mortgage late payments. Upgraded to EV2. (Upheld)		3	2	3	2
41361126		3 of 4	XXXX	XXXX	Credit	Program Parameters	21960988	The subject loan does not meet Program Parameters for Borrowers convicted of a felony. The loan file contains a Final Dissolution of Marriage dated 2013 that reflects the spouse advised the court that the husband/borrower had been incarcerated in the last 48 hours for a felony and misdemeanor violations of probation, and that is was the spouses belief the borrower was still incarcerated at the time of the hearing. In addition, a public records search resulted in evidence the borrower was incarcerated and charged with 2 felonies in XXXX and court documents reflect the borrower was adjudicated guilty. As per the guidelines, borrowers that have been convicted of a felony are not eligible for financing. Therefore, the subject loan is an ineligible transaction.	Void	Rebuttal 1 XXXX Documentation provided is hearsay and not an actual record of conviction, nor does it implicate any of the CSC listed felonies and misdemeanors that render a loan ineligible. The only thing that this particular document can definitively state is that the marriage is broken.	Response 1 XXXX Court documents reflected borrower arrest and charged with felonies however documentation reflecting adjudicated did not confirm the charge as a felony. No true and actual record of conviction was provided in file. (Void)		3	1	3	2
41361126		4 of 4	XXXX	XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	21960987	The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guides.					1	1	3	2
20145343		1 of 3	XXXX	XXXX	Compliance	TRID CD - Settlement Agent License	21973523	The license number is missing for the Settlement Agent company on the last revised PCCD issued on, XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).	Resolved	Rebuttal 1 (XXXX Theclosing agent is an attorney and as such does not need a Settlement AgentLicense number in the state of XXXX	Response 1 XXXX The documentation/information provided is sufficient to cure the finding. (Resolved)		2	1	3	1
20145343		2 of 3	XXXX	XXXX	Credit	Program Parameters	21973898	The subject loan does not meet Program Parameters. Power of Attorney was used to close the subject transaction however the fully executed and notarized POA was not provided in the loan file as required.	Resolved	Rebuttal 1 XXXX We have uploaded the executed POA.	Response 1 XXXX Documentation provided is sufficient. (Resolved)		3	1	3	1
20145343		3 of 3	XXXX	XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	21973897	The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guides.					1	1	3	1
30209508		1 of 4	XXXX	XXXX	Compliance	CHARM Booklet - Late	21981490	CHARM Booklet - Late. There is no dateevident on the Charm Booklet provided in the loan file in order to determine ifit was disclosed to the borrower within 3 days of the loan applicationdate, XXXX. Truth in Lending Act(Regulation Z)12 CFR 1026.19(b).					2	2	2	2
30209508		2 of 4	XXXX	XXXX	Compliance	TRID CD- Closing Information/Closing Date	21981459	The PCCD issued on, XXXX, does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).					2	2	2	2
30209508		3 of 4	XXXX	XXXX	Credit	The loan meets all applicable credit guidelines	21982519	The loan meets all applicable credit guidelines.					1	1	2	2
30209508		4 of 4	XXXX	XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	21982517	The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guides.					1	1	2	2
32127901		1 of 3	XXXX	XXXX	Compliance	TRID CD - Settlement Agent License	21982260	The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on,XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).					2	2	2	2
32127901		2 of 3	XXXX	XXXX	Credit	The loan meets all applicable credit guidelines	21982273	The loan meets all applicable credit guidelines.					1	1	2	2
32127901		3 of 3	XXXX	XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	21982271	The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guides.					1	1	2	2